Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leases

(7) Leases

The Company is party to various operating leases for production facilities, vehicles and sites upon which advertising structures are built. The leases expire at various dates, and have varying options to renew and to cancel and may contain escalation provisions. The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2018:

2019	$254,866
2020	$188,138
2021	$165,642
2022	$144,814
2023	$122,814
Thereafter	$819,004

Rental expense related to the Company’s operating leases was $381,890, $366,892 and $350,135 for the years ended December 31, 2018, 2017 and 2016, respectively.